Offerings	Sep. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.800% Senior Notes Due 2029
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,962,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,716.65
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-276713) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.875% Senior Notes Due 2032
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 395,284,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,588.72
Offering Note	See Note 1.